Credit Arrangements and Debt Obligations - Additional Information (Detail)	12 Months Ended				1 Months Ended				1 Months Ended				12 Months Ended	1 Months Ended			1 Months Ended				12 Months Ended			12 Months Ended							12 Months Ended					12 Months Ended			12 Months Ended				1 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 28, 2008 USD ($)	May 31, 2012 Huntyard Limited [Member] USD ($)	Dec. 31, 2012 Netherlands	Nov. 23, 2012 Netherlands	Jul. 31, 2011 Netherlands	Jan. 31, 2013 Subsequent Event [Member] USD ($)	Dec. 31, 2012 Overdraft Facility [Member] USD ($)	Dec. 31, 2012 Overdraft Facility [Member] GBP (£)	Dec. 31, 2011 Overdraft Facility [Member] USD ($)	Dec. 31, 2012 Overdraft Facility [Member] Bank Base Rate [Member]	May 28, 2008 Senior Subordinated Notes [Member] USD ($)	Dec. 31, 2012 Senior Subordinated Notes [Member] USD ($)	Dec. 31, 2011 Senior Subordinated Notes [Member] USD ($)	Jan. 31, 2013 Senior Subordinated Notes [Member] Subsequent Event [Member] USD ($)	May 28, 2008 Senior Notes [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Netherlands Subsidiary [Member] EUR (€)	Dec. 31, 2012 Revolving Credit Facility [Member] Netherlands Subsidiary [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility [Member] Netherlands Subsidiary [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Netherlands Subsidiary [Member] General Credit Facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] Netherlands Subsidiary [Member] General Credit Facility [Member] EUR (€)	Dec. 31, 2012 Revolving Credit Facility [Member] Netherlands Subsidiary [Member] Construction and Fitting [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] Netherlands Subsidiary [Member] Construction and Fitting [Member] EUR (€)	Dec. 31, 2012 Revolving Credit Facility [Member] Minimum [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Maximum [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Federal Funds Rate [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Bank Base Rate [Member] Netherlands Subsidiary [Member]	Jan. 31, 2013 Revolving Credit Facility [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2012 Series C New Term Loans [Member] USD ($)	Sep. 30, 2013 Series C New Term Loans [Member] USD ($)	May 31, 2012 Series C New Term Loans [Member] USD ($)	Dec. 31, 2012 Series C New Term Loans [Member] Federal Funds Rate [Member]	Dec. 31, 2012 Series C New Term Loans [Member] Prime Rate (the Base Rate) [Member]	Dec. 31, 2012 Series C New Term Loans [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2008 2008 Debt Agreements [Member] USD ($)	Jan. 31, 2013 Senior Note [Member] Subsequent Event [Member] USD ($)	Jan. 31, 2013 Senior Secured Credit Facilities [Member] Subsequent Event [Member] USD ($)	Jan. 31, 2013 Term Loan Facility [Member] Subsequent Event [Member] USD ($)	Mar. 31, 2012 Tranche B Term Loan [Member] USD ($)	Mar. 31, 2011 Tranche B Term Loan [Member] USD ($)	Dec. 31, 2012 Tranche B Term Loan [Member] USD ($)	Dec. 31, 2011 Tranche B Term Loan [Member] USD ($)	Dec. 31, 2010 Tranche B Term Loan [Member]	May 28, 2008 Tranche B Term Loan [Member] USD ($)	Dec. 31, 2012 Tranche B Term Loan [Member] Interest Rate Cap [Member] USD ($)	Dec. 31, 2011 Tranche B Term Loan [Member] Interest Rate Cap [Member] USD ($)	Dec. 31, 2010 Tranche B Term Loan [Member] Interest Rate Cap [Member] USD ($)	Dec. 31, 2012 Tranche B Term Loan [Member] Federal Funds Rate [Member]	May 28, 2011 Tranche B Term Loan [Member] Prime Rate (the Base Rate) [Member]	Dec. 31, 2012 Tranche B Term Loan [Member] Prime Rate (the Base Rate) [Member]	May 28, 2011 Tranche B Term Loan [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2012 Tranche B Term Loan [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2012 Tranche B Term Loan [Member] London Interbank Offered Rate (LIBOR) [Member] Interest Rate Cap [Member] USD ($)	Dec. 31, 2011 Tranche B Term Loan [Member] London Interbank Offered Rate (LIBOR) [Member] Interest Rate Cap [Member] USD ($)	Dec. 31, 2009 Tranche B Term Loan [Member] London Interbank Offered Rate (LIBOR) [Member] Interest Rate Cap [Member] USD ($)	May 28, 2008 Tranche B Term Loans and Revolving Credit Facility [Member] USD ($)	Jan. 31, 2013 Term Loans [Member] Subsequent Event [Member] Prime Rate (the Base Rate) [Member]	Jan. 31, 2013 Term Loans [Member] Subsequent Event [Member] Prime Rate (the Base Rate) [Member] Minimum [Member]	Jan. 31, 2013 Term Loans [Member] Subsequent Event [Member] London Interbank Offered Rate (LIBOR) [Member]	Jan. 31, 2013 Term Loans [Member] Subsequent Event [Member] London Interbank Offered Rate (LIBOR) [Member] Minimum [Member]	Jan. 31, 2013 Term Loans [Member] Subsequent Event [Member] Bank Base Rate [Member]	Jan. 31, 2013 Term Loans [Member] Subsequent Event [Member] Bank Base Rate [Member] Minimum [Member]	Jan. 31, 2013 Tranche B and Series C New Term Loans [Member] Subsequent Event [Member] USD ($)
Proforma Debt Instrument [Line Items]
Line credit facility, maximum borrowing capacity				$ 440,000,000	$ 85,000,000					$ 500,000	£ 300,000										$ 75,000,000						$ 1,300,000	€ 1,000,000	$ 2,300,000	€ 1,750,000
Debt issuance, principal amount									890,000,000					300,000,000				110,000,000																	100,000,000			85,000,000						890,000,000	790,000,000						365,000,000
Ownership interest acquired						63.00%	18.50%	63.00%
Line credit facility, increase in borrowing capacity					35,000,000
Line of credit facility, term																					6 years
Line credit facility, termination date																					May 28, 2014			Jan. 01, 2014
Debt issuance interest rate, percentage added to base													2.15%																				0.50%	1.50%					0.50%	3.25%	4.25%														0.50%		3.00%		4.00%					3.00%	1.00%	3.00%	1.00%	2.00%	2.00%
Line of credit facility unused capacity, commitment fee percentage																															0.375%	0.50%
Line credit facility amount outstanding										0		0									0	0			0
Debt issuance, weighted average interest rate																						5.50%	4.80%			5.95%																						4.30%	5.60%	7.50%
Debt issuance, quarterly principal payments									2,000,000																											212,500												912,500
Debt issuance principal payments, commencement date									Mar. 30, 2013																																							Sep. 30, 2008
Debt issuance principal payments, final payment date									Jan. 30, 2020					May 28, 2018				Nov. 28, 2018																		May 23, 2017												May 28, 2015
Debt issuance, Prepaid principal	5,472,000	4,933,000	3,656,000																																											4,800,000	4,900,000
Debt issuance base rate, floor																																								2.00%	1.00%															4.50%		3.50%
Debt issuance, outstanding															300,000,000	300,000,000			197,810,000	174,055,000																84,363,000												346,111,000	350,946,000
Debt issuance, interest rate at end of period																																				5.30%												4.20%	4.30%
Interest rate cap																																																														7.00%
Interest rate cap, percentage added to base																																																														4.00%
Interest rate derivative, fair value																																																												1,000,000	1,000,000
Interest rate derivative, original cost																																																														100,000
Change in the fair value of the interest rate cap	(67,000)	(641,000)	(2,258,000)																																																	100,000	600,000	2,300,000
Debt issuance, original issue discount	8,012,000	10,656,000																																				425,000																									20,500,000
Debt issuance, amortization of debt discount	3,100,000	2,900,000	2,800,000
Debt issuance, fixed interest rate														11.50%				13.00%
Debt issuance, accumulated Interest	1,430,000	241,000																	87,800,000
Deferred financing fees	13,629,000	15,088,000																																			2,300,000					27,100,000
Amortization of deferred financing fees	3,700,000	3,400,000	3,300,000
Line credit facility, quarterly reduction in available balance																								250,000
Debt instrument redeemed, face amount																	300,000,000																										110,000,000
Proceeds from issuance of debt instrument																																												790,000,000
Payment for redemption of Notes																	$ 330,800,000																										$ 213,300,000																											$ 433,000,000
Debt issuance, maturity date																																			2018										2020